As filed with the Securities and Exchange Commission on March 31, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Municipal Money Market Fund

	Principal	Security
	Amount	Description	Value

	Municipal Bonds - 97.3%
	Alabama - 0.8%
	1,325,000	Forsyth Housing Authority Multi-Family Revenue, Union Hill Apartments LP
		(LOC: Columbus Bank & Trust)
		2.503%, 02/07/2008 (a)(b)	$1,325,000
	195,000	Mobile Industrial Development Board Industrial Revenue, Dev-Kinpak, Inc.
		(LOC: Regions Bank)
		2.483%, 02/07/2008 (a)(b)	195,000
	1,000,000	Mobile Industrial Development Board Industrial Revenue, Hosea O Weaver & Sons
		(LOC: Regions Bank)
		2.433%, 02/07/2008 (a)(b)	1,000,000
	4,115,000	Mobile Industrial Development Board Industrial Revenue, Newark Group Industries Inc.
		(LOC: Wachovia Bank N.A.)
		2.493%, 02/07/2008 (a)(b)	4,115,000
	980,000	Mobile Industrial Development Board Industrial Revenue, Norment Industries, Inc.
		(LOC: LaSalle Bank N.A.)
		2.433%, 02/07/2008 (a)(b)	980,000
			7,615,000
	Alaska - 0.1%
	770,000	Industrial Development & Export Authority - Lot 12
		(LOC: Bank of America N.A.)
		2.643%, 02/07/2008 (a)(b)	770,000

	Arizona - 0.2%
	445,000	Maricopa County Industrial Development Authority Multifamily Revenue, San Fernando Apartments LP - Series A
		(CS: Fannie Mae)
		2.334%, 02/07/2008 (a)(b)	445,000
	1,250,000	Pinal County Industrial Authority, Rio Bravo Dairy Farm LLC
		(CS: Farm Credit Services)
		2.393%, 02/07/2008 (a)(b)	1,250,000
			1,695,000
	California - 1.7%
	3,000,000	Deutsche Bank Spears/Lifers Trust Relating to California
		(LIQ: Deutsche Bank A.G.)
		2.373%, 02/07/2008 (a)(b)	3,000,000
	1,505,000	Monterey County Industrial Development Revenue Bonds, VPS Company, Inc.
		(LOC: Pacific Capital Bank N.A.)
		2.423%, 02/07/2008 (a)(b)	1,505,000
	6,935,000	Municipal Finance Authority Variable Revenue Bonds, San Francisco Planning
		(LOC: Pacific Capital Bank N.A.)
		2.553%, 02/07/2008 (a)(b)	6,935,000
	4,600,000	Riverside County Industrial Development Authority Revenue, TRM Manufacturing, Inc.
		(LOC: California Bank & Trust)
		2.344%, 02/07/2008 (a)(b)	4,600,000
			16,040,000
	Colorado - 4.2%
	2,450,000	Agriculture Development Authority Variable Revenue Bonds, Larry & Margaret Dehaan
		(LOC: Bank of Oklahoma N.A.)
		2.443%, 02/07/2008 (a)(b)	$2,450,000
	4,205,000	Aspen Sales Tax Revenue
		(CS: FSA, LIQ: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	4,205,000
	3,000,000	Bachelor Gulch Metropolitan District
		(LOC: Compass Bank)
		3.600%, 12/01/2008 (c)	3,000,000
	1,800,000	Broomfield Village Metropolitan District 2, Special Obligation Revenue
		(LOC: Compass Bank)
		2.443%, 02/07/2008 (a)(b)	1,800,000
	2,000,000	Denver City & County Economic Development Revenue, Western Stock Show Project
		(LOC: U.S. Bank NA)
		2.972%, 02/07/2008 (a)(b)	2,000,000
	900,000	Housing & Finance Authority Economic Development Revenue, Casarosa & Denver Gasket
		(LOC: Keybank N.A.)
		2.423%, 02/07/2008 (a)(b)	900,000
	2,300,000	Housing & Finance Authority Economic Development Revenue, Closet Factory - Series A
		(LOC: Colorado Business Bank, Bank of New York)
		2.373%, 02/07/2008 (a)(b)	2,300,000
	2,490,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton Inc.
		(LOC: Compass Bank)
		2.373%, 02/07/2008 (a)(b)	2,490,000
	6,500,000	Housing & Finance Authority Economic Development Revenue, Holden Properties
		(LOC: Associated Bank N.A.)
		2.423%, 02/07/2008 (a)(b)	6,500,000
	1,850,000	Housing & Finance Authority Economic Development Revenue, Stoneage Inc. - Series A
		(LOC: California Bank & Trust)
		2.423%, 02/07/2008 (a)(b)	1,850,000
	1,475,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
		(LOC: JP Morgan Chase Bank)
		2.373%, 02/07/2008 (a)(b)	1,475,000
	2,300,000	Housing & Finance Authority Economic Development Revenue, XYBIX Systems Inc.
		(LOC: JP Morgan Chase Bank)
		2.373%, 02/07/2008 (a)(b)	2,300,000
	1,957,000	Jefferson County Industrial Development Revenue, EPI-Center LLC
		(LOC: JP Morgan Chase Bank)
		2.373%, 02/07/2008 (a)(b)	1,957,000
	1,300,000	State Agriculture Development Authority, Rocky Mountain Milling, LLC
		(LOC: COBank ACB)
		2.393%, 02/07/2008 (a)(b)	1,300,000
	1,000,000	Triview Colorado Metropolitan District
		(LOC: Compass Bank)
		3.600%, 11/01/2008 (c)	1,000,000
	3,650,000	University of Northern Colorado Revenue P-Floats
		(CS: FSA, SPA: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	3,650,000
			39,177,000
	Florida - 4.4%
	1,950,000	Brevard County Industrial Development Revenue, Designers Choice Cabinetry
		(LOC: Amsouth Bank)
		2.344%, 02/07/2008 (a)(b)	$1,950,000
	5,250,000	Broward County School Board Partnership, P-Floats
		(CS: FSA, LIQ: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	5,250,000
	5,500,000	Orange County Housing Finance Authority Multifamily Revenue, Club Eustis Series B
		(LOC: Compass Bank)
		2.274%, 02/07/2008 (a)(b)	5,500,000
	8,000,000	Orange County Housing Finance Authority Variable Revenue, Spring Lake Cove - Series N
		(LOC: Compass Bank)
		2.274%, 02/07/2008 (a)(b)	8,000,000
	4,200,000	Orange County Housing Finance Authority Variable Revenue, Spring Lake Cove - Series O
		(LOC: Compass Bank)
		2.274%, 02/07/2008 (a)(b)	4,200,000
	1,200,000	St. Johns County Industrial Development Authority Health Facilities Revenue, Coastal Health Care Investor
		(LOC: Suntrust Bank NA)
		2.314%, 02/07/2008 (a)(b)	1,200,000
	14,800,000	Sunshine State Governmental Finance Commission, Lehman
		(CS: AMBAC)
		4.488%, 02/01/2008 (a)(b)	14,800,000
			40,900,000
	Georgia - 0.7%
	1,310,000	De Kalb County Housing Authority Revenue, Stone Mill Run Apartments
		(LOC: First Tennessee Bank)
		2.344%, 02/07/2008 (a)(b)	1,310,000
	1,305,000	Douglas County Development Authority Revenue, Denyse Signs Inc.
		(LOC: Bank of North Georgia)
		2.443%, 02/07/2008 (a)(b)	1,305,000
	1,520,000	Lowndes County Development Authority Revenue
		(LOC: First State Bank & Trust )
		2.393%, 02/07/2008 (a)(b)	1,520,000
	2,300,000	Walton County Industrial Building Authority Revenue, Leggett & Platt, Inc.
		(LOC: Wachovia Bank N.A.)
		2.334%, 02/07/2008 (a)(b)	2,300,000
			6,435,000
	Hawaii - 0.6%
	5,775,000	Puttable Floating Option Tax-Exempt Receipts, Relating to Hawaii, P-Floats
		(CS: FSA, LIQ: Merrill Lynch)
		2.433%, 02/07/2008 (a)(b)	5,775,000

	Idaho - 0.2%
	2,000,000	Cassia County Idaho Industrial Development Corporation Variable Revenue Bonds, Oak Valley Heifers LLC
		(LOC: Northwest Farm Credit, Bank of America N.A.)
		2.393%, 02/07/2008 (a)(b)	2,000,000

	Illinois - 5.1%
	630,000	Carol Stream Industrial Development Revenue Bonds, MI Enterprises
		(LOC: JP Morgan Chase Bank)
		2.443%, 02/07/2008 (a)(b)	$630,000
	5,600,000	Chicago Multi-Family Housing Variable Revenue Bonds, Renaissance Place Apartments
		(LOC: Harris Bank NA)
		2.493%, 02/07/2008 (a)(b)	5,600,000
	965,000	Clinton Industrial Development Revenue, McElroy Metal Mill, Inc.
		(LOC: Amsouth Bank)
		2.373%, 02/07/2008 (a)(b)	965,000
	655,000	Finance Authority Industiral Development Revenue, Midland Inc. Project
		(LOC: Bank One NA)
		2.493%, 02/07/2008 (a)(b)	655,000
	440,000	Finance Authority Industiral Development Revenue, Fine Points LLC
		(LOC: Bank One NA)
		2.493%, 02/07/2008 (a)(b)	440,000
	1,625,000	Finance Authority Industrial Development Revenue, E Kinast - Series A
		(LOC: JP Morgan Chase Bank)
		2.493%, 02/07/2008 (a)(b)	1,625,000
	550,000	Finance Authority Industrial Development Revenue, Florence Corp.
		(LOC: Bank One NA)
		2.493%, 02/07/2008 (a)(b)	550,000
	2,600,000	Finance Authority Industrial Development Revenue, Flying Food Fare Inc.
		(LOC: Harris Bank NA)
		2.493%, 02/07/2008 (a)(b)	2,600,000
	1,240,000	Finance Authority Industrial Development Revenue, Haskris Co.
		(LOC: Bank One NA)
		2.493%, 02/07/2008 (a)(b)	1,240,000
	3,000,000	Finance Authority Industrial Development Revenue, John Hofmeister & Son
		(LOC: Harris Bank NA)
		2.493%, 02/07/2008 (a)(b)	3,000,000
	2,625,000	Finance Authority Industrial Development Revenue, Maclean-Fogg Co.
		(LOC: Bank of America N.A.)
		2.493%, 02/07/2008 (a)(b)	2,625,000
	1,250,000	Finance Authority Industrial Development Revenue, Metform Corporation
		(LOC: Bank of America N.A.)
		2.493%, 02/07/2008 (a)(b)	1,250,000
	300,000	Finance Authority Industrial Development Revenue, Nu-Way Industries Inc.
		(LOC: LaSalle Bank N.A.)
		2.443%, 02/07/2008 (a)(b)	300,000
	400,000	Finance Authority Multi-family Revenue, Butterfield Creek
		(LOC: LaSalle Bank N.A.)
		2.423%, 02/07/2008 (a)(b)	400,000
	1,100,000	Harvard Health Care Facility Revenue, Harvard Memorial Hospital, Inc.
		(LOC: M&I Bank)
		2.423%, 02/07/2008 (a)(b)	1,100,000
	3,400,000	Harvey Multifamily Variable Revenue Bonds, Bethlehem Village Project
		(LOC: Suburban Federal Savings Bank, Federal Home Loan Bank)
		2.473%, 02/07/2008 (a)(b)	3,400,000
	6,340,000	Lakemoor Multifamily Revenue, Jupiter Realty Corp.
		(CS: Bayerische Landesbank)
		2.403%, 02/07/2008 (a)(b)	6,340,000
	4,000,000	Phoenix Realty Special Account -U LP Multifamily Revenue, Brightons Mark
		(LOC: Northern Trust)
		2.383%, 02/07/2008 (a)(b)	4,000,000
	5,063,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		(CS: FSA, LIQ: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	5,063,000
	1,800,000	Richton Park Industrial Development Revenue, Equinox Group
		(LOC: National City Bank)
		2.413%, 02/07/2008 (a)(b)	1,800,000
	3,080,000	Southwestern Development Authority Industrial Development Revenue, Mattingly Lumber Project - Series A
		(LOC: First Bank)
		2.373%, 02/07/2008 (a)(b)	3,080,000
			46,663,000
	Indiana - 4.7%
	12,375,000	Daviess County Industrial & Economic Development Variable Revenue Bonds
		(CS: Radian, SPA: Keybank, N.A.)
		6.482%, 02/07/2008 (a)(b)	$12,375,000
	7,980,000	Financial Authority Industrial Revenue, IB & B, LLC Project - Series A
		(LOC: Harris NA)
		2.493%, 02/07/2008 (a)(b)	7,980,000
	6,450,000	Hamilton Southeastern Consolidated School Building Corporation, P-Floats
		(CS: FSA, SPA: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	6,450,000
	6,500,000	Hartford City Industrial Limited Obligation Revenue, Petoskey Plastics Inc.
		(LOC: Commercial Bank)
		2.344%, 02/07/2008 (a)(b)	6,500,000
	500,000	Health Facility Finance Authority Revenue, Stone Belt Arc Inc.
		(LOC: JP Morgan Chase Bank)
		2.443%, 02/07/2008 (a)(b)	500,000
	3,385,000	Hobart Industrial Economic Development Revenue, Albanese Confectionary - Series A
		(LOC: Harris NA)
		2.493%, 02/07/2008 (a)(b)	3,385,000
	4,280,000	IPS Multi-School Building Corporation, P-Floats
		(CS: FSA, LIQ: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	4,280,000
	1,940,000	Knox Industrial Economic Development Revenue, J.W. Hicks Inc Project - Series A
		(LOC: Harris Trust & Savings Bank)
		2.493%, 02/07/2008 (a)(b)	1,940,000
	640,000	Lawrence Industrial Economic Development Revenue, Southwark Metal Manufacturing Co.
		(LOC: Citizens Bank)
		2.493%, 02/07/2008 (a)(b)	640,000
			44,050,000
	Iowa - 3.4%
	2,000,000	Finance Authority Industrial Development Variable Revenue, Embria Health Sciences
		(LOC: Wells Fargo Bank NA)
		2.294%, 02/07/2008 (a)(b)	2,000,000
	5,300,000	Finance Authority Solid Waste Disposal Revenue, Five Star Holdings
		(LOC; Farm Credit Services, Cooperatieve Centrale)
		2.393%, 02/07/2008 (a)(b)	5,300,000
	4,240,000	Finance Authority Solid Waste Disposal Revenue, Natural Pork Production
		(LOC: Bank of Oklahoma N.A.)
		2.443%, 02/07/2008 (a)(b)	4,240,000
	3,250,000	Finance Authority Solid Waste Disposal Revenue, Ronnie & Randy Hunt
		(LOC: Farm Credit Services)
		2.393%, 02/07/2008 (a)(b)	3,250,000
	6,000,000	Finance Authority Solid Waste Disposal Revenue, Roorda Dairy LLC
		(LOC: Wells Fargo Bank NA)
		2.393%, 02/07/2008 (a)(b)	$6,000,000
	4,545,000	Lakes Trust Various St - Series 2007-1
		(LOC: LaSalle Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	4,545,000
	4,590,000	Lakes Tr Various St - Series 2007-2
		(LOC: LaSalle Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	4,590,000
	1,850,000	Le Mars Industrial Development Revenue, Feuerhelm Properties LP
		(LOC: Farm Credit Services)
		2.393%, 02/07/2008 (a)(b)	1,850,000
			31,775,000
	Kansas - 0.1%
	1,110,000	State Development Finance Authority, Four Seasons Apartments Project
		(LOC: U.S. Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	1,110,000

	Kentucky - 0.1%
	300,000	Bardstown Industrial Revenue, JAV Investment LLC
		(LOC: Bank of Michigan)
		2.493%, 02/07/2008 (a)(b)	300,000
	755,000	Hancock County Industrial Development Revenue, Precision Roll Grinders Project
		(LOC: Chase Manhattan Bank)
		2.493%, 02/07/2008 (a)(b)	755,000
			1,055,000
	Louisiana - 1.6%
	2,000,000	Ascension Parish Waste Disposal, Alliedsignal, Inc.
		2.543%, 02/07/2008 (a)(b)	2,000,000
	3,285,000	Caddo-Bossier Parishes Port Common Variable Revenue Bonds, Oakley Louisiana Inc.
		(LOC: Regions Bank)
		2.383%, 02/07/2008 (a)(b)	3,285,000
	10,010,000	Public Facilities Authority Variable Revenue, Equipment & Capital Facilities - Series A
		(LOC: Hibernia Bank NA)
		2.493%, 02/07/2008 (a)(b)	10,010,000
			15,295,000
	Maine - 0.2%
	1,600,000	Dover & Foxcroft Revenue, Pleasant River Lumber Co.
		(LOC: Wachovia Bank NA)
		3.102%, 02/07/2008 (a)(b)	1,600,000

	Michigan - 1.2%
	1,000,000	Strategic Fund Limited Obligation Revenue - Series A, Waterland Battle Creek Properties LLC
		(LOC: Fifth Third Bank)
		3.221%, 02/07/2008 (a)(b)	1,000,000
	3,500,000	Strategic Fund Limited Obligation Revenue, Gentz Aerospace Production LLC
		(LOC: Comerica Bank)
		2.344%, 02/07/2008 (a)(b)	3,500,000
	1,715,000	Strategic Fund Limited Obligation Revenue, Kaja Enterprises, LLC
		(LOC: National City Bank Midwest)
		2.413%, 02/07/2008 (a)(b)	1,715,000
	1,400,000	Strategic Fund Limited Obligation Revenue, Kreher Wire Processing Project
		(LOC: Comerica Bank)
		2.344%, 02/07/2008 (a)(b)	1,400,000
	1,600,000	Strategic Fund Limited Obligation Revenue, Mans Project - Series C
		(LOC: Comerica Bank)
		2.344%, 02/07/2008 (a)(b)	1,600,000
	900,000	Strategic Fund Limited Obligation Revenue, Quality Assured Plastics
		(LOC: State Bank of Caledonia)
		2.643%, 02/07/2008 (a)(b)	900,000
	600,000	Strategic Fund Limited Obligation Revenue, Richwood Industries Inc.
		(LOC: Bank One Michigan)
		2.493%, 02/07/2008 (a)(b)	600,000
			10,715,000
	Minnesota - 8.1%
	1,630,000	Blooming Prairie Industrial Development Revenue, Metal Services
		(LOC: U.S. Bank N.A.)
		3.022%, 02/07/2008 (a)(b)	$1,630,000
	2,410,000	Bloomington Multifamily Housing Revenue Bonds, Norlan Partners LP
		(LOC: LaSalle Bank N.A.)
		2.344%, 02/07/2008 (a)(b)	2,410,000
	3,410,000	Bond Securitization Trust Certificates - Series S1
		(LOC: LaSalle Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	3,410,000
	3,435,000	Bond Securitization Trust Certificates - Series S2
		(LOC: LaSalle Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	3,435,000
	235,000	Dakota County Community Development Agency Multi-Family Housing Revenue, Brentwood Hills Apartments Project-B
		(LOC: LaSalle Bank N.A.)
		2.443%, 02/07/2008 (a)(b)	235,000
	27,850,000	East Grand Forks Solid Waste Disposal Revenue, American Crystal Sugar Co.
		(LOC: COBank ACB)
		2.393%, 02/07/2008 (a)(b)	27,850,000
	8,245,000	JB Bond Securitization Trust Class A
		(LOC: LaSalle Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	8,245,000
	2,780,000	Minneapolis Multifamily Housing Variable Revenue, Second Street Acquisition
		(LOC: LaSalle Bank N.A.)
		2.922%, 02/07/2008 (a)(b)	2,780,000
	3,475,000	Northfield Multifamily Housing Variable Revenue, Summerfield Investments
		(LOC: LaSalle Bank N.A.)
		2.922%, 02/07/2008 (a)(b)	3,475,000
	2,310,000	Owatonna Housing Revenue, Second Century
		(LOC: American Bank of St. Paul)
		2.393%, 02/07/2008 (a)(b)	2,310,000
	3,605,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
		(LOC: U.S. Bank N.A.)
		3.072%, 02/07/2008 (a)(b)	3,605,000
	10,750,000	St. Paul Housing & Redevelopment Authority Revenue Bonds, Bridgecreek Senior Place - Series A
		(LOC: LaSalle Bank N.A.)
		2.344%, 02/07/2008 (a)(b)	10,750,000
	2,760,000	St. Paul Housing & Redevelopment Authority Revenue Bonds, District Energy
		(LOC: Dexia Credit)
		2.922%, 02/07/2008 (a)(b)	2,760,000
	1,745,000	Waite Park Industrial Development Revenue, JPL Properties LLC
		(LOC: Bremer Bank N.A.)
		2.952%, 02/07/2008 (a)(b)	1,745,000
			74,640,000
	Mississippi - 3.0%
	5,000,000	Biloxi Housing Authority Multifamily Housing Revenue Bonds, Bayview Place Estates
		(CS: Transamerica Bank N.A.)
		4.650%, 08/01/2008	$5,000,000
	2,500,000	Business Financial Corp Industrial Development Revenue Bonds, Epco Carbon Dioxide Products
		(LOC: Regions Bank)
		2.383%, 02/07/2008 (a)(b)	2,500,000
	695,000	Business Financial Corp Industrial Development Revenue Bonds, Howard Industries
		(LOC: Amsouth Bank)
		2.383%, 02/07/2008 (a)(b)	695,000
	13,000,000	Morgan Keegan Municipal Products, Inc. Variable Revenue, Series H-1
		(LOC: Regions Bank)
		2.393%, 02/07/2008 (a)(b)	13,000,000
	6,750,000	Prentiss County Industrial Development Reveune, Heidelberg Eastern
		(LOC: Unibank for Savings)
		3.341%, 03/01/2008 (a)(b)	6,750,000
			27,945,000
	Missouri - 3.5%
	3,100,000	Cabool Industrial Development Authority, Ameriduct Worldwide, Inc.
		(LOC: Harris Trust & Savings Bank)
		2.393%, 02/07/2008 (a)(b)	3,100,000
	3,100,000	Carthage Industrial Development Revenue Bonds, Schreiber Foods
		(LOC: JP Morgan Chase & Co.)
		2.493%, 02/07/2008 (a)(b)	3,100,000
	3,230,000	Industrial Development Authority Industrial Revenue, Clemco Industries
		(LOC: Commercial Bank)
		2.453%, 02/07/2008 (a)(b)	3,230,000
	4,317,000	Revenue Bond Certificate Series Trust Variable, North Oak, Series 2007-1
		(CS: AIG)
		3.072%, 02/07/2008 (a)(b)	4,317,000
	3,510,000	Springfield Industrial Development Authority Revenue, DMP Properties LLC
		(LOC: U.S. Bank N.A.)
		2.423%, 02/07/2008 (a)(b)	3,510,000
	4,000,000	Springfield Industrial Development Authority Revenue, Edco Group Inc.
		(LOC: M&I Bank)
		2.344%, 02/07/2008 (a)(b)	4,000,000
	2,170,000	Springfield Industrial Development Authority Revenue, McIntosh Holdings LLC
		(LOC: U.S. Bank N.A.)
		2.314%, 02/07/2008 (a)(b)	2,170,000
	960,000	St. Charles County Industrial Development Authority Revenue, National Cart - Series A
		(LOC: U.S. Bank N.A.)
		2.344%, 02/07/2008 (a)(b)	960,000
	1,885,000	St. Charles County Industrial Development Authority Revenue, Patriot Machine Inc.
		(LOC: U.S. Bank N.A.)
		2.354%, 02/07/2008 (a)(b)	1,885,000
	4,100,000	St. Charles County Industrial Development Authority Revenue, Trinity Manufacturing
		(LOC: M&I Bank)
		2.344%, 02/07/2008 (a)(b)	4,100,000
	2,000,000	St. Joseph Industrial Development Authority Industrial Development Revenue, Albaugh Inc. - Series A
		(LOC: U.S. Bank N.A.)
		2.523%, 02/07/2008 (a)(b)	2,000,000
			32,372,000
	Multistate - 7.7%
	11,220,000	Class B Revenue Bond Certificates - Series Trust 2004-1
		(SPA: AIG)
		2.413%, 02/07/2008 (a)(b)	$11,220,000
	9,745,000	Class B Revenue Bond Certificates - Series Trust 2006-1
		(CS: AIG)
		3.072%, 02/07/2008 (a)(b)	9,745,000
	5,975,450	Midwest Tax Exempt Bond Trust
		(CS: Huntington National Bank)
		2.6631%, 02/07/08 (a)(b)	5,975,450
	1,630,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		(SPA: Merrill Lynch)
		2.344%, 02/07/2008 (a)(b)	1,630,000
	3,100,000	Revenue Bond Certificate Series Trust 2004-13, Centennial
		(LOC: AIG)
		2.413%, 02/07/2008 (a)(b)	3,100,000
	5,000,000	Revenue Bond Certificate Series Trust - Class B1
		(CS: AIG)
		3.072%, 02/07/2008 (a)(b)	5,000,000
	5,000,000	Revenue Bond Certificate Series Trust 2006-2, Meridian Apartments
		(CS: AIG)
		3.072%, 02/07/2008 (a)(b)	5,000,000
	2,000,000	Revenue Bond Certificate Series Trust 2006-4, Wildwood Branch
		(CS: AIG)
		3.072%, 02/07/2008 (a)(b)	2,000,000
	10,700,000	Revenue Bond Certificate Series Trust, South Creek, 2007-6
		(LOC: California Bank and Trust)
		2.443%, 02/07/2008 (a)(b)	10,700,000
	17,100,000	Sunamerica Trust Class A Certificates, Series - 2
		(CS: Freddie Mac, LIQ: Freddie Mac)
		2.443%, 02/07/2008 (a)(b)	17,100,000
			71,470,450
	Nebraska - 0.1%
	500,000	Douglas County Industrial Development Revenue, James Skinner Co.
		(LOC: U.S. Bank N.A.)
		2.433%, 02/07/2008 (a)(b)	500,000

	Nevada - 1.1%
	5,085,000	Puttable Floating Option Tax-Exempt Receipts, Relating to Washoe County, P-Floats - 244
		(CS: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	5,085,000
	5,275,000	Puttable Floating Option Tax-Exempt Receipts, Relating to Washoe County, P-Floats - 245
		(CS: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	5,275,000
			10,360,000
	New Hampshire - 1.3%
	11,525,000	Health & Education Variable Revenue, Wentworth-Douglass Hospital
		(CS: Radian)
		5.984%, 02/01/2008 (a)	$11,525,000

	New Mexico - 0.2%
	1,190,000	Albuquerque Industrial Development Revenue, Karsten Co. - Series A
		(LOC: U.S. Bank N.A.)
		2.433%, 02/07/2008 (a)(b)	1,190,000
	1,050,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
		(LOC: American National Bank & Trust)
		2.493%, 02/07/2008 (a)(b)	1,050,000
			2,240,000
	New York - 3.9%
	10,505,000	Clinton County Industrial Development Agency Civic Facility, Champlain Physicians, Series - B
		(CS: Radian; LOC: Keybank N.A.)
		4.986%, 02/07/2008 (a)(b)	10,505,000
	9,900,000	Clinton County Industrial Development Facilities Revenue Bonds, Champlain Valley Physicians
		(CS: Radian; LOC: Keybank N.A.)
		4.986%, 02/07/2008 (a)(b)	9,900,000
	12,965,000	Clinton County Industrial Development Variable Revenue Bonds, Champlain Valley Physicians
		(CS: Radian; LOC: Keybank N.A.)
		4.986%, 02/07/2008 (a)(b)	12,965,000
	535,000	Erie County Industrial Development Agency Revenue, B&G Properties and Diversified Control Inc. - Class B
		(LOC: HSBC)
		2.443%, 02/07/2008 (a)(b)	535,000
	630,000	New York City Industrial Development Agency Civic Revenue, Peninsula Hospital Center
		(LOC: JP Morgan Chase Bank)
		2.443%, 02/07/2008 (a)(b)	630,000
	340,200	New York City Industrial Development Revenue, Abigail Press Inc.
		(LOC: JP Morgan Chase Bank)
		2.443%, 02/07/2008 (a)(b)	340,200
	1,500,000	Riverhead Industrial Development Authority, Altaire Pharmaceuticals Project
		(LOC: Mellon Bank)
		2.443%, 02/07/2008 (a)(b)	1,500,000
			36,375,200
	Ohio - 5.3%
	640,000	Cuyahoga County Industrial Development Revenue, Edge Seal Technologies
		(LOC: Fifth Third Bank)
		2.443%, 02/07/2008 (a)(b)	$640,000
	6,000,000	Dayton-Montgomery County Port Authority Airport Facility Revenue
		(CS: Deutsche Post AG)
		2.314%, 02/07/2008 (a)(b)	6,000,000
	10,000,000	Higher Education Facilities Common Variable Revenue, Pooled Fing 2007 - Series B
		(LOC: Huntington National Bank)
		2.294%, 02/07/2008 (a)(b)	10,000,000
	6,000,000	Louisville Healthcare Variable Bonds, St. Joseph Care Center
		(LOC: Firstmerit Bank)
		2.413%, 02/07/2008 (a)(b)	6,000,000
	5,750,000	Mahoning County Hospital Facilities Variable Revenue, Mohoning Valley Hospital, Inc.
		(LOC: Huntington National Bank)
		2.463%, 02/07/2008 (a)(b)	5,750,000
	1,890,000	Portage County Health Care Facilities Revenue, Hattie Larlham Center
		(LOC: National City Bank)
		2.443%, 02/07/2008 (a)(b)	1,890,000
	1,235,000	Portage County Industrial Development Revenue, Allen Aircraft Products
		(LOC: National City Bank)
		2.413%, 02/07/2008 (a)(b)	1,235,000
	2,210,000	Portage County Industrial Development Revenue, NCSP LP
		(LOC: Huntington National Bank)
		2.493%, 02/07/2008 (a)(b)	2,210,000
	585,000	Portage County Industrial Development Revenue, NCSP LP
		(LOC: Huntington National Bank)
		2.643%, 02/07/2008 (a)(b)	585,000
	4,825,000	Revenue Bond Certificate Series Trust Revenue Bond, Series 2007-3
		(CS: AIG)
		2.413%, 02/07/2008 (a)(b)	4,825,000
	1,950,000	Richland County Industrial Development Revenue, Mansfield Motel Partnership
		(LOC: Huntington National Bank)
		2.493%, 02/07/2008 (a)(b)	1,950,000
	5,130,000	Summit County Port Authority, American Original Building
		(LOC: Firstmerit Bank)
		2.463%, 02/07/2008 (a)(b)	5,130,000
	2,300,000	Trumbull County Health Care Facilities Variable Revenue, Shepherd of the Valley Lutheran
		(CS: Radian)
		5.485%, 02/01/2008 (a)	2,300,000
			48,515,000
	Oklahoma - 4.5%
	41,630,000	Payne County Oklahoma Economic Development Authority Student Housing Revenue, OSUF Phase III
		(CS: AMBAC)
		5.485%, 02/07/2008 (a)(b)	41,630,000

	Oregon - 0.1%
	500,000	Economic Development Variable Revenue, Patrick Industries Inc.
		(LOC: BankOne N.A.)
		2.493%, 02/07/2008 (a)(b)	500,000

	Pennsylvania - 1.4%
	11,495,000	Deutsche Bank Spears/Lifers Trust Relating to Allegheny County, P-Floats
		(LIQ: Deutsche Bank A.G.)
		2.373%, 02/07/2008 (a)(b)	$11,495,000
	1,000,000	Erie County Industrial Development Authority Revenue, Snap-Tite Inc.
		(LOC: National City Bank)
		2.463%, 02/07/2008 (a)(b)	1,000,000
			12,495,000
	Rhode Island - 0.1%
	900,000	Industrial Facilities Corporation Development Revenue, Greystone of Lincoln Project
		(LOC: Citizens Bank NA)
		2.493%, 02/07/2008 (a)(b)	900,000

	South Carolina - 3.4%
	8,785,000	Hampton County Industrial Development Revenue Bonds, Carolina Soya LLC
		(LOC: AGSOUTH Farm Credit ACA)
		2.393%, 02/07/2008 (a)(b)	8,785,000
	16,500,000	Jobs Economic Development Revenue Bonds, Episcopal Church Home
		(CS: Radian)
		6.482%, 02/07/2008 (a)(b)	16,500,000
	5,850,000	Jobs Economic Development Authority Revenue, Conco Medical Products
		(LOC: Bayerische Hypo-und Vereinsbank AG)
		2.294%, 02/07/2008 (a)(b)	5,850,000
			31,135,000
	South Dakota - 0.6%
	1,300,000	Brookings Industrial Development Revenue, Lomar Development Co.
		(LOC: U.S. Bank N.A.)
		2.483%, 02/07/2008 (a)(b)	1,300,000
	1,220,000	Economic Development Finance Authority, Lomar Development Co. - Series A
		(LOC: U.S. Bank N.A.)
		2.433%, 02/07/2008 (a)(b)	1,220,000
	2,615,000	Economic Development Finance Authority, Sweetman Construction Co.
		(LOC: Wells Fargo Bank N.A.)
		2.294%, 02/07/2008 (a)(b)	2,615,000
			5,135,000
	Tennessee - 1.6%
	400,000	Hamilton County Industrial Development Revenue, Hamilton Plastics, Inc.
		(LOC: First American National Bank)
		2.344%, 02/07/2008 (a)(b)	400,000
	1,600,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co.
		(LOC: Suntrust Bank)
		2.483%, 02/07/2008 (a)(b)	1,600,000
	2,640,000	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Donelson Christian Academy
		(LOC: Amsouth Bank)
		2.344%, 02/07/2008 (a)(b)	2,640,000
	400,000	Rutherford County Industrial Development Board, Square D Company
		(LOC: Societe Generale)
		2.443%, 02/07/2008 (a)(b)	400,000
	10,000,000	Sevier County Public Building Authority Local Government - Series IA1
		(CS: AMBAC)
		4.862%, 02/07/2008 (a)(b)	10,000,000
			15,040,000
	Texas - 13.7%
	4,450,000	Archer City Growth & Development, Pork Products II
		(LOC: Bank of Oklahoma N.A.)
		2.443%, 02/07/2008 (a)(b)	$4,450,000
	3,800,000	Brazos Harbor Industrial Development Corporation Revenue Bonds - BASF Corp.
		2.443%, 02/07/2008 (a)(b)	3,800,000
	4,500,000	Brazos River Harbor Navigation District Variable Revenue Bonds - BASF Corp.
		2.543%, 02/07/2008 (a)(b)	4,500,000
	3,000,000	Dallam County Industrial Development Corporation Industrial Development Revenue, Dalhart Jersey Ranch
		(LOC: Fresno-Madera Fed Land)
		2.393%, 02/07/2008 (a)(b)	3,000,000
	2,600,000	Dallam County Industrial Development Corporation Industrial Development Revenue, Rick & Janice Van Ryn
		(LOC: Great Plains AG Credit, Wachovia Bank N.A.)
		2.393%, 02/07/2008 (a)(b)	2,600,000
	7,500,000	Dallas Fort Worth International Airport Revenue Bonds
		(CS: FSA, LIQ: Citibank N.A.)
		2.354%, 02/07/2008 (a)(b)	7,500,000
	2,455,000	Deutsche Bank Spears/Lifers Trust Relating to Houston
		(CS: FSA; LIQ Deutsche Bank A.G.)
		2.393% (b) 02/07/2008 (a)(b)	2,455,000
	26,500,000	First Rio Grande Regional Water Authority, Rio Grande Sugar
		(LOC: Cobank ACB, Wachovia Bank)
		2.393%, 02/07/2008 (a)(b)	26,500,000
	4,000,000	Hale County Industrial Development Revenue, White River Ranch
		(LOC: Wells Fargo Bank)
		2.393%, 02/07/2008 (a)(b)	4,000,000
	3,770,000	Houston Water & Sewer System Revenue
		(CS: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	3,770,000
	6,155,000	Nueces River Authority Water Supply Revenue Floats
		(LIQ: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	6,155,000
	7,240,000	Nueces River Authority Water Supply Revenue Floats
		(CS: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	7,240,000
	1,500,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
		(CS: Flint Hills Resources)
		2.433%, 02/07/2008 (a)(b)	1,500,000
	9,000,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
		(CS: Flint Hills Resources)
		2.433%, 02/07/2008 (a)(b)	9,000,000
	6,500,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
		(CS: Flint Hills Resources)
		2.433%, 02/07/2008 (a)(b)	6,500,000
	15,500,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP
		(CS: Flint Hills Resources)
		2.433%, 02/07/2008 (a)(b)	15,500,000
	11,600,000	Port Corpus Christi Authority Nueces County Solid Waste Disposal, Flint Hills Resources LP - Series A
		(CS: Flint Hills Resources)
		2.493%, 02/07/2008 (a)(b)	11,600,000
	6,820,000	Revenue Bond Certificate Series Trust, Bent Tree Town, 2007-5
		(CS: AIG)
		3.072%, 02/07/2008 (a)(b)	6,820,000
	140,000	Saginaw Industrial Development Authority, Glad Investing Project
		(LOC: Bank One Texas N.A.)
		2.643%, 02/07/2008 (a)(b)	140,000
			127,030,000
	Utah - 0.3%
	2,500,000	Housing Corporation Multifamily Revenue, Todd Hollow Apartments - A
		(LIQ: AIG)
		2.413%, 02/07/2008 (a)(b)	2,500,000

	Virginia - 2.2%
	1,000,000	Brunswick County Industrial Development Authority, Aegis Waste Solutions Inc.
		(LOC: Credit Suisse First Boston)
		2.493%, 02/07/2008 (a)(b)	$1,000,000
	5,200,000	King George County Industrial Development Revenue Floats
		(CS: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	5,200,000
	5,860,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		(LIQ: Merrill Lynch)
		2.3930%, 02/07/2008 (a)(b)	5,860,000
	4,090,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		(CS: Merrill Lynch)
		2.433%, 02/07/2008 (a)(b)	4,090,000
	4,365,000	Spotsylvania County Economic Development Authority Public Facilities P-Floats
		(CS: Merrill Lynch)
		2.413%, 02/07/2008 (a)(b)	4,365,000
			20,515,000
	Washington - 2.4%
	3,480,000	Economic Development Finance Authority Revenue, American Millwork - Series C
		(LOC: Keybank N.A.)
		2.224%, 02/07/2008 (a)(b)	3,480,000
	1,110,000	Economic Development Finance Authority Revenue, Belina Interiors Inc. - Series F
		(LOC: Keybank N.A.)
		2.344%, 02/07/2008 (a)(b)	1,110,000
	2,745,000	Economic Development Finance Authority Revenue, Wesmar Co. Inc., Project - Series F
		(LOC: U.S. Bank N.A.)
		2.344%, 02/07/2008 (a)(b)	2,745,000
	775,000	Pierce County Economic Development Variable Revenue, Truss Company and Building Supply
		(LOC: U.S. Bank N.A.)
		2.334%, 02/07/2008 (a)(b)	775,000
	6,125,000	Port Bellingham Industrial Development Variable Revenue, Hempler Foods Group
		(LOC: Bank of Montreal)
		2.493%, 02/07/2008 (a)(b)	6,125,000
	7,970,000	State Housing Finance Community Multifamily Housing Revenue
		(LIQ: Citigroup Financial Products)
		2.393%, 02/07/2008 (a)(b)	7,970,000
			22,205,000
	Wisconsin - 3.5%
	400,000	Elkhorn Industrial Development Adjustable Revenue Bonds, Lanco Precision Plus
		(LOC: Bank One N.A.)
		2.493%, 02/07/2008 (a)(b)	400,000
	2,825,000	Fox Lake Redevelopment Authority Revenue, Karavan Trailers Inc.
		(LOC: Associated Bank N.A.)
		2.453%, 02/07/2008 (a)(b)	2,825,000
	980,000	Franklin Industrial Development Revenue, Howard Henz Co., Inc.
		(LOC: Associated Bank N.A.)
		2.463%, 02/07/2008 (a)(b)	980,000
	1,750,000	Franklin Industrial Development Revenue, Smyczek/ECS Project
		(LOC: Wells Fargo Bank N.A.)
		2.493%, 02/07/2008 (a)(b)	1,750,000
	3,900,000	Hull Industrial Development Revenue, Welcome Dairy, Inc.
		(LOC: Associated Bank N.A.)
		2.423%, 02/07/2008 (a)(b)	3,900,000
	5,500,000	Lancaster Industrial Development Revenue, Woolrich Dairy
		(LOC: Harris Bank N.A.)
		2.493%, 02/07/2008 (a)(b)	5,500,000
	1,760,000	Reedsburg Industrial Development Revenue, Cellox LLC
		(LOC: Associated Bank N.A.)
		2.463%, 02/07/2008 (a)(b)	$1,760,000
	1,550,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properites
		(LOC: Associated Bank N.A.)
		2.463%, 02/07/2008 (a)(b)	1,550,000
	1,300,000	Sheboygan Industrial Development Revenue, Polyfab & Gill-Janssen
		(LOC: Associated Bank N.A.)
		2.453%, 02/07/2008 (a)(b)	1,300,000
	200,000	Sturgeon Bay Industrial Development Revenue, Midwest Wire Realty
		(LOC: Associated Bank N.A.)
		2.533%, 02/07/2008 (a)(b)	200,000
	1,535,000	Sturtevant Industrial Development Variable Revenue, Andis Company
		(LOC: M&I Bank)
		2.373%, 02/07/2008 (a)(b)	1,535,000
	9,725,000	Wisconsin Health & Educational Facilities Authority Revenue, St. Johns Communities Inc.
		(LOC: M&I Bank)
		6.482%, 02/07/2008 (a)(b)	9,725,000
	850,000	Wood River Industrial Development Revenue, Burnett Dairy
		(LOC: U.S. Bank N.A.)
		2.383%, 02/07/2008 (a)(b)	850,000
			32,275,000
		Total Municipal Bonds	899,972,650

	Short-Term Investments - 0.0%
	38,545	SEI Tax Exempt Trust - Institutional Tax Free Portfolio - A
		Total Short-Term Investments	38,545
		Total Investments (Cost $900,011,195) - 97.3%	900,011,195
		Other Assets in Excess of Liabilities - 2.7%	24,892,816
		TOTAL NET ASSETS - 100.0%	$924,904,011

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security - The rate reported is the rate in effect as of January 31, 2008. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Put Bond
(d)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established
	by the Board of Trustees.
CS - Credit Support
LOC - Letter of Credit
SPA - Standby Purchase Agreement
LIQ - Liquidity Facility

Schedule of Investments
January 31, 2008 (Unaudited)
Alpine Ultra Short Tax Optimized Income

	Principal	Security
	Amount	Description	Value
	Municipal Bonds - 94.7%
	Alabama - 8.6%
	3,215,000	Housing Financial Authority Multi Family Housing Revenue, Park Towne Villas
		(LOC: Colonial Bank)
		5.300%, 09/01/2008 (d)	$3,215,000
		Mcintosh Industrial Development Board Environmental Impact Revenue, Ciba Specialty Chemicals
	3,000,000	3.989%, 02/01/2008 (a)	3,000,000
	1,200,000	4.089%, 02/01/2008 (a)	1,200,000
	1,000,000	Tuscaloosa Alaska Educational Building Authority, Sillman College Project, Series - A
		5.000%, 06/01/2008	1,001,300
			8,416,300
	Colorado - 0.5%
	500,000	Walker Field Public Airport Authority Airport Revenue
		4.100%, 12/01/2008	500,500

	Florida - 3.3%
	3,250,000	Volusia County Housing Finance Authority Multifamily Housing Revenue, Cape Morris Cove Partners
		(LOC: Washington Mutual Bank)
		5.984%, 02/07/2008 (a) (b)	3,250,000

	Georgia - 3.2%
	3,200,000	Cobb County Development Authority Revenue, Presbyterian Village Austell
		(CS: Radian, SPA: Bank of America N.A.)
		5.485%, 02/07/2008 (a) (b)	3,200,000

	Kansas - 0.7%
	680,000	Lenexa Health Care Facility Revenue, Lakeview Village Inc.
		5.000%, 05/15/2008	683,019

	Kentucky - 0.9%
	850,000	Florence Industrial Building Revenue Adjustable Rate, Turfway Pro Center LP
		(LOC: U.S. Bank N.A.)
		4.100%, 10/01/2008	855,449

	Louisiana - 4.2%
	600,000	Caddo-Bossier Parishes Port Commission, Shreveport Fabrications
		(LOC: Hibernia National Bank)
		3.241%, 02/07/2008 (a) (b)	600,000
	3,500,000	Jefferson Parish Industrial Development Board Industrial Revenue Bonds, Sara Lee Corp.
		4.837%, 02/01/2008 (a) (b)	3,500,000
			4,100,000
	Massachusetts - 0.9%
	935,000	State Industrial Finance Agency Revenue, Asahi/America, Inc.
		(LOC: Citizens Bank of Massachusetts)
		3.125%, 03/01/2009 (d)	936,206

	Minnesota - 8.4%
	4,600,000	Dakota County Housing and Redevelopment Authority Multifamily Housing Revenue P-Floats
		(CS: Freddie Mac, LIQ: Freddie Mac)
		5.286%, 02/07/2008 (a) (b)	$4,600,000
	1,355,000	St. Cloud Housing & Redevelopment Authority Industrial Development Revenue, CMMB LLP
		(LOC: Bremer Bank)
		2.782%, 02/07/2008 (a) (b)	1,355,000
	2,300,000	St. Paul Housing & Redevelopment Authority Revenue, Sholom Home East Inc.
		(LOC: Bremer Bank)
		3.271%, 02/07/2008 (a) (b)	2,300,000
			8,255,000
	Multistate - 5.1%
	5,000,000	Theop LLC
		(Acquired 7/25/2007, Cost $5,100,000)
		6.981%, 03/01/2008 (a) (b) (e) (f)	5,000,000

	New Jersey - 5.3%
		Bayonne General Obligations Notes
	1,500,000	5.000%, 09/18/2008	1,521,405
	1,300,000	5.000%, 10/24/2008	1,320,709
	230,000	Health Care Facility, Trinitas Hospital, Series - B, Taxable
		6.500%, 07/01/2012	239,959
	1,035,000	Tobacco Settlement Finance Corp.
		5.750%, 06/01/2012	1,136,906
	1,000,000	Wanaque Valley Regional Sewage Authority Temp Fund Notes
		5.000%, 09/26/2008	1,013,930
			5,232,909
	New York - 4.4%
	2,600,000	Clinton County Industrial Development Variable Revenue Bonds, Champlain Valley Physicians
		(LOC: Keybank N.A., CS: Radian)
		4.986%, 02/07/2008 (a) (b)	2,600,000
	645,000	Erie County Industrial Development Agency, Rosina Foods Products
		(LOC: HSBC Bank N.A.)
		5.086%, 02/07/2008 (a) (b)	645,000
	590,000	Seneca County Industrial Development Agency Civic Facility Revenue, Chiropratic College
		5.000%, 10/01/2009	605,912
	500,000	Westchester Tobacco Asset Securitization Corp.
		5.000%, 06/01/2015	492,885
			4,343,797
	North Carolina - 0.7%
	675,000	Medical Care Commission Health Care Facilities Revenue, Salemtowne
		4.250%, 10/01/2008	676,006

	Ohio - 4.8%
	110,000	Summit County Industrial Development Revenue, LKL Properties, Inc.
		(LOC: First Merit Bank N.A.)
		3.590%, 02/07/2008 (a) (b)	110,000
	4,600,000	Trumbull County Health Care Facilities Revenue, Shepherd of the Valley Lutheran
		(CS: Radian, SPA: Manufacturers & Traders )
		5.485%, 02/01/2008 (a) (b)	4,600,000
			4,710,000
	Oklahoma - 0.8%
	800,000	Cherokee Nation Of Oklahoma National Healthcare System
		(CS: ACA)
		(Acquired 12/18/2006, cost $1,000,000)
		4.100%, 12/01/2011 (f)	$796,048

	Oregon - 2.9%
	2,900,000	Port Morrow Environmental Impact Revenue, Portland General Electric Co.
		4.139%, 02/01/2008 (a) (b)	2,900,000

	Pennsylvania - 7.5%
	2,000,000	Economic Development Financing Authority Exempt Facilities Revenue, PSEG Power LLC
		4.000%, 01/15/2009	2,008,560
	935,000	Erie County Industrial Development Authority Revenue Bonds
		(LOC: First National Bank of Pennsylvania)
		2.952%, 02/07/2008 (a) (b)	935,000
	4,400,000	Langhorne Manor Higher Education and Health Authority, Wesley Enhanced Living
		(LOC: Citizens Bank, CS: Radian)
		5.485%, 02/01/2008 (a) (b)	4,400,000
			7,343,560

	Puerto Rico - 4.6%
	4,500,000	Puerto Rico GDB
		4.114%, 02/14/2008 (c)	4,500,000

	South Carolina - 3.0%
	3,000,000	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, Oconee Memorial Hospital Inc.
		(CS: Radian, SPA: RBC Centura Bank)
		5.984%, 02/07/2008 (a) (b)	3,000,000

	Tennessee - 9.4%
	4,600,000	Blount County Public Building Authority Variable Revenue Local Government Public Improvement
		(CS: AMBAC, SPA: Regions Bank)
		5.984%, 02/01/2008 (a) (b)	4,600,000
	4,600,000	Sevier County Public Building Authority Local Government Public Improvement
		(CS: AMBAC, SPA: JP Morgan Chase Bank)
		5.984%, 02/01/2008 (a) (b)	4,600,000
			9,200,000
	Texas - 15.5%
	4,195,000	Collin County Housing Finance Corp. P-Floats
		(CS: Freddie Mac, LIQ: Freddie Mac)
		5.286%, 02/07/2008 (a) (b)	4,195,000
	4,000,000	Gulf Coast Industrial Development Authority Revenue Bonds, CST Green Power LP
		(CS: Cinergy Corp.)
		4.986%, 02/07/2008 (a) (b)	4,000,000
	3,000,000	North Texas Tollway Authority Revenue Board
		4.125%, 11/19/2008	3,005,070
	1,000,000	Tarrant County Health Facilities Development Corp. Revenue, Cumberland Rest Inc.
		(CS: Radian, LIQ: HSH Nordbank AG)
		5.385%, 02/01/2008 (a) (b)	1,000,000
	3,000,000	Waller County Industrial Development Corp. Variable Revenue, McKesson Corporation
		5.485%, 02/07/2008 (a) (b)	3,000,000
			15,200,070
		Total Municipal Bonds	93,098,864

	Short-Term Investments - 0.6%
	634,246	Federated Government Obligations Fund	$634,246
		Total Short-Term Investments	634,246
		Total Investments (Cost $93,515,957) - 95.3%	93,733,110
		Other Assets in Excess of Liabilities - 4.7%	4,607,795
		TOTAL NET ASSETS - 100.0%	$98,340,905

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security- The rate reported is the rate in effect as of January 31, 2008. The date shown is the next reset date.
(b)	Maturity date represents first put date.
(c)	Commercial Paper
(d)	Put Bond
(e)	Auction Rate Note
(f)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from
	registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines
	established by the Board of Trustees.
CS--Credit Support
LOC--Letter of Credit
SPA--Standby Purchase Agreement
LIQ-- Liquidity Facility

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Municipal
Money Market Fund
Cost of investments	$900,011,195
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized appreciation	$0

Ultra Short Tax Optimized
Income Fund
Cost of investments	$93,515,957
Gross unrealized appreciation	223,731
Gross unrealized depreciation	(6,578)
Net unrealized appreciation	$217,153

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title) /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel A. Lieber
Samuel A. Lieber, President

Date   March 31, 2008

By (Signature and Title)* /s/ Sheldon Flamm
Sheldon Flamm, Treasurer

Date   March 31, 2008

* Print the name and title of each signing officer under his or her signature.